World Omni Auto Receivables Trust 2011-A	Exhibit 99.1
Monthly Servicer Certificate
April 30, 2012

Dates Covered
Collections Period	04/01/12 - 04/30/12
Interest Accrual Period	04/16/12 - 05/14/12
30/360 Days	30
Actual/360 Days	29
Distribution Date	05/15/12

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/12	514,871,107.86	35,337
Yield Supplement Overcollateralization Amount at 03/31/12	20,401,265.03	0

Receivables Balance at 03/31/12	535,272,372.89	35,337
Principal Payments	22,231,429.93	1,017
Defaulted Receivables	705,750.83	42
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/12	19,225,592.12	0

Pool Balance at 04/30/12	493,109,600.01	34,278

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	865,079,666.68	50,540

Delinquent Receivables:
Past Due 31-60 days	6,078,218.75	476
Past Due 61-90 days	1,142,788.79	90
Past Due 91 + days	281,988.58	21

Total	7,502,996.12	587

Total 31+ Delinquent as % Ending Pool Balance	1.52%

Recoveries	518,436.42

Aggregate Net Losses/(Gains) - April 2012	187,314.41

Overcollateralization Target Amount	29,586,576.00
Actual Overcollateralization	29,586,576.00

Weighted Average APR	3.73%
Weighted Average APR, Yield Adjusted	5.98%
Weighted Average Remaining Term	45.50

Flow of Funds	$ Amount

Collections	24,349,044.46
Advances	1,224.73
Investment Earnings on Cash Accounts	3,542.91
Servicing Fee	(446,060.31)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	23,907,751.79

Distributions of Available Funds
(1) Class A Interest	451,017.50
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	47,310.65
(4) Second Priority Principal Distributable Amount	0.00
(5) Class C Interest	50,358.47
(6) Third Priority Principal Distributable Amount	0.00
(7) Required Reserve Account	0.00
(8) Noteholders' Principal Distributable Amount	20,455,817.38
(9) Distribution to Certificateholders	2,903,247.79
(10) Remaining Amounts	0.00
Total Distributions of Available Funds	23,907,751.79

Servicing Fee	446,060.31
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	749,995,000.00
Original Class B	24,366,000.00
Original Class C	24,367,000.00

Total Class A, B & C
Note Balance @ 04/16/12	483,978,841.39
Principal Paid	20,455,817.38
Note Balance @ 05/15/12	463,523,024.01

Class A-1
Note Balance @ 04/16/12	0.00
Principal Paid	0.00
Note Balance @ 05/15/12	0.00
Note Factor @ 05/15/12	0.0000000%

Class A-2
Note Balance @ 04/16/12	94,250,841.39
Principal Paid	20,455,817.38
Note Balance @ 05/15/12	73,795,024.01
Note Factor @ 05/15/12	35.4783769%

Class A-3
Note Balance @ 04/16/12	213,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/12	213,000,000.00
Note Factor @ 05/15/12	100.0000000%

Class A-4
Note Balance @ 04/16/12	127,995,000.00
Principal Paid	0.00
Note Balance @ 05/15/12	127,995,000.00
Note Factor @ 05/15/12	100.0000000%

Class B
Note Balance @ 04/16/12	24,366,000.00
Principal Paid	0.00
Note Balance @ 05/15/12	24,366,000.00
Note Factor @ 05/15/12	100.0000000%

Class C
Note Balance @ 04/16/12	24,367,000.00
Principal Paid	0.00
Note Balance @ 05/15/12	24,367,000.00
Note Factor @ 05/15/12	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	548,686.62
Total Principal Paid	20,455,817.38

Total Paid	21,004,504.00

Class A-1
Coupon	0.29442%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.64000%
Interest Paid	50,267.12
Principal Paid	20,455,817.38

Total Paid to A-2 Holders	20,506,084.50

Class A-3
Coupon	1.11000%
Interest Paid	197,025.00
Principal Paid	0.00

Total Paid to A-3 Holders	197,025.00

Class A-4
Coupon	1.91000%
Interest Paid	203,725.38
Principal Paid	0.00

Total Paid to A-4 Holders	203,725.38

Class B
Coupon	2.33000%
Interest Paid	47,310.65
Principal Paid	0.00

Total Paid to B Holders	47,310.65

Class C
Coupon	2.48000%
Interest Paid	50,358.47
Principal Paid	0.00

Total Paid to C Holders	50,358.47

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6869505
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.6104924

Total Distribution Amount	26.2974429

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.2416688
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	98.3452759

Total A-2 Distribution Amount	98.5869447

A-3 Interest Distribution Amount	0.9250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.9250000

A-4 Interest Distribution Amount	1.5916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.5916667

B Interest Distribution Amount	1.9416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.9416667

C Interest Distribution Amount	2.0666668
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000

Total C Distribution Amount	2.0666668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Advances
Balance as of 03/31/12	63,023.67
Balance as of 04/30/12	64,248.40
Change	1,224.73

Reserve Account
Balance as of 04/16/12	2,064,965.17
Investment Earnings	309.49
Investment Earnings Paid	(309.49)
Deposit/(Withdrawal)	—
Balance as of 05/15/12	2,064,965.17
Change	—

Required Reserve Amount	2,064,965.17